27. Share-based payments	12 Months Ended
Dec. 31, 2019
Share-based payments [absract]
Share-based payments

27.Share-based payments

The Company has two additional compensation plans for the members of its Management: the Stock Option Plan (“Stock Option Plan”) and the Restricted Stock Plan, both with the purpose to encourage and promote the alignment of the goals of the Company, the management, and the employees, and mitigate the risks in generating value for the Company due to the loss of its executives, strengthening their commitment and productivity in long-term results.

27.1. Stock Option Plan - GOL

Beneficiaries of stock options may purchase shares at the price established on the grant date over a period of 3 years as of the grant date, provided that the beneficiary has kept his/her employment relationship during this period.

The options become exercisable at the rate of 20% in the first year, an additional 30% in the second year and the 50% remaining in the third year. In all cases, the options can be exercised within 10 years after the grant date. In all stock options, the expected volatility is based on the historical volatility of the 252 business days of the Company’s shares traded on B3.

As of December 31, 2019 the position of granted options is as set forth below:

Grant Year	Grant date	Total options granted	Number of options outstanding	Exercise price of the option (in reais)	Fair Value at grant date (in reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
(a) 2010	02/02/2010	2,774,640	245,007	20.65	16.81	77.95%	2.73%	8.65%	0.1
2011	12/20/2010	2,722,444	484,009	27.83	16.07 (b)	44.55%	0.47%	10.25%	0.8
2012	10/19/2012	778,912	205,716	12.81	5.32 (c)	52.25%	2.26%	9.00%	2.7
2013	05/13/2013	802,296	220,413	12.76	6.54 (d)	46.91%	2.00%	7.50%	3.3
2014	08/12/2014	653,130	197,661	11.31	7.98 (e)	52.66%	3.27%	11.00%	4.5
2015	08/11/2015	1,930,844	601,793	9.35	3.37 (f)	55.57%	5.06%	13.25%	5.5
2016	06/30/2016	5,742,732	3,172,111	2.62	1.24 (g)	98.20%	6.59%	14.25%	6.4
2017	08/08/2017	947,767	548,604	8.44	7.91 (h)	80.62%	1.17%	11.25%	7.6
2018	05/24/2018	718,764	478,935	20.18	12.68 (i)	55.58%	0.60%	6.50%	8.4
2019	12/11/2019	1,749,223	1,506,606	25.40	12.10 (j)	61.98%	3.17%	9.00%	9.3
Total	12/31/2019	18,820,752	7,660,855

(a)   In April 2010, a complementary grant of 101,894 shares was approved, referring to the 2010 plan.

(b)   Fair value calculated by the average of R$16.92, R$16.11 and R$15.17 for the respective vesting periods (2011, 2012 and 2013).

(c)   Fair value calculated by the average of R$6.04, R$5.35 and R$4.56 for the respective vesting periods (2012, 2013 and 2014).

(d)   Fair value calculated by the average of R$7.34, R$6.58 and R$5.71 for the respective vesting periods (2013, 2014 and 2015).

(e)   Fair value calculated by the average of R$8.20, R$7.89 and R$7.85 for the respective vesting periods (2014, 2015 and 2016).

(f)    Fair value calculated by the average of R$3.61, R$3.30 and R$3.19 for the respective vesting periods (2015, 2016 and 2017).

(g)   On July 27, 2016, 900,000 shares were granted in addition to the 2016 plan. The fair value was calculated by the average of R$1.29, R$1.21 and R$1.22 for the respective vesting periods (2017, 2018 and 2019).

(h)   Fair value calculated by the average of R$8.12, R$7.88 and R$7.72 for the respective vesting periods (2017, 2018 and 2019).

(i)    Fair value calculated by the average of R$13.26, R$12.67 and R$12.11 for the respective vesting periods (2018, 2019 and 2020).

(j)    Fair value calculated by the average of R$12.90, R$12.32 and R$11.65 for the respective vesting periods (2019, 2020 and 2021).

The value of the Company’s share traded on B3 on December 31, 2019 was R$36.80 (R$25.10 on December 31, 2018).

The movement of stock options during the year ended on December 31, 2019 is shown below:

	Number of stock options	Weighted average exercise price
Outstanding options on December 31, 2018	7,820,512	9.19
Options granted	2,732,163	25.40
Conversion of restricted shares to call options	3,372,183	2.62
Options exercised	(5,804,249)	5.23
Options canceled and adjustments in estimated prescribed rights	(459,754)	27.54
Outstanding options on December 31, 2019	7,660,855	7.11

Number of options exercisable as of:
December 31, 2018	7,065,174	8.01
December 31, 2019	5,939,631	8.42

The expense recognized in the statement of operations for the year corresponding to the stock option plans was R$40,735 (R$7,476 in 2018 and R$5,413 in 2017).

27.2. Restricted shares plan - GOL

The Company’s Restricted Stock Plan was approved on October 19, 2012 at the Extraordinary Shareholders’ Meeting, and the first grants were approved at a meeting of the Board of Directors on November 13, 2012.

As of December 31, 2019 the position of restricted shares is as set forth below:

Grant year	Approval date	Total Shares granted	Total vested shares	Average fair value at grant date
2016	06/30/2016	4,007,081	-	2.62
2017	08/08/2017	1,538,213	1,010,249	8.44
2018	05/24/2018	773,463	523,747	20.18
Total	12/31/2019	6,318,757	1,533,996

The movement of total restricted shares during the year ended on December 31, 2019 is shown below:

Total restricted shares
Restricted shares outstanding as of December 31, 2018	4,865,741
Conversion of restricted shares to call options	(3,372,183)
Restricted shares transferred to the employee	(283,483)
Restricted shares cancelled and adjustments in estimated expired rights	323,921
Restricted shares outstanding as of December 31, 2019	1,533,996

On August 21, 2019, through an extraordinary shareholders’ meeting, the Company’s shareholders approved the conversion of the restricted stock grant, held in 2016, into preferred stock options.

The expense recognized in the statement of operations for the year corresponding to the restricted shares plans was R$5,315 (R$9,615 in 2018 and R$9,028 in 2017).

27.3. Stock option plan – Smiles Fidelidade

Beneficiaries of stock options may purchase shares at the price established on the grant date over a period of 3 years as of the grant date, provided that the beneficiary has kept his/her employment relationship during this period.

The options become exercisable at the rate of 20% in the first year, an additional 30% in the second year and the 50% remaining in the third year. In all cases, the options can be exercised within 10 years after the grant date. In all stock options, the expected volatility is based on the historical volatility of the 252 business days of the Company’s shares traded on B3.

As of December 31, 2019 the position of granted options is as set forth below:

Grant Year	Date of approval	Total options granted	Number of options outstanding	Exercise price of the option (in reais)	Average fair value at grant date	Estimated volatility of share price	Expected dividend yield	Risk-Free return rate	Average remaining maturity (in years)
2013	08/08/2013	1,058,043	-	21.7	4.25(a)	36.35%	6.96%	7.40%	3.5
2014	04/02/2014	1,150,000	-	5.58	4.90(b)	33.25%	10.67%	9.90%	4.0
2018	07/31/2018	1,300,000	975,000	48.82	8.93(c)	41.28%	9.90%	6.39%	8.6
Total	12/31/2019	3,508,043	975,000

(a) Average fair value in reais calculated for the 2013 stock option plan of R$4.84 and R$4.20 for the 2013 and 2014 vesting periods; and, R$3.73 for the 2015 and 2016 vesting periods.

(b) Average fair value in reais calculated for the 2014 stock option plan of R$4.35, R$4.63, R$4.90, R$5.15 and R$5.37 for the 2014, 2015, 2016, 2017 and 2018 vesting periods.

(c) Average fair value in reais calculated for the 2018 stock option plan of R$8.17, R$8.63, R$9.14, and R$9.77 for the 2019, 2020, 2021 and 2022 vesting periods.

The share price of the subsidiary Smiles traded at B3 on December 31, 2019 was R$39.27 (R$43.77 on December 31, 2018).

The movement of stock options during the year ended on December 31, 2019 is shown below:

	Number of stock options	Weighted average exercise price
Outstanding options on December 31, 2018	1,077,053	50.16
Adjustments in estimated prescribed rights	48.947	26.21
Options exercised	(151,000)	5.58
Outstanding options on December 31, 2019	975,000	48.82

During the year ended on December 31, 2019, the Company recognized R$3,131 in equity referring to the share-based compensation with a corresponding entry in the consolidated statements of operations under personnel expenses (R$1,489 for the year ended on December 31, 2018).

Additionally, referenced to the Company’s shares, a complementary cash-settled bonus is granted to executives and employees, to strengthen their commitment and productivity with the results. On December 31, 2019, the balance of this obligation totaled R$6,079 (R$6,899 as of December 31, 2018) recorded under “Salaries, wages and benefits”, referenced to 120,586 equivalent Company’s shares. The same amount was recorded under “Salaries, wages and benefits” in the statement of operations (R$7,450 during the year ended on December 31, 2018) related to these rights.